EQUITY ISSUANCES AND REPURCHASES (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2013	Jan. 31, 2013	Apr. 30, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Capital Unit [Line Items]
General Partners Units, outstanding (in shares)	1,257,408					1,257,408	1,257,408
Common units repurchased and canceled						$ 5,970
Number of common units sold to public in secondary offering		7,170,000	3,400,000
Common Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)	45,167,096					45,167,096	45,663,096
Subordinated Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)	15,949,831					15,949,831	15,949,831
Limited Partner | Common Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)	45,167,096		45,663,096			45,167,096	45,663,096	36,246,149
Sale of units			5,100,000	4,316,947	23,127,254
Repurchase of units	(496,000)
Common units repurchased and canceled						$ 5,970
Authorized amount of share repurchase program	$ 25,000					$ 25,000
Repurchase program period	2 years
Limited Partner | Subordinated Units
Capital Unit [Line Items]
Limited Partner Units, outstanding (in shares)	15,949,831		15,949,831			15,949,831	15,949,831	15,949,831
Sale of units			0	0	15,949,831
Repurchase of units	0
General Partner
Capital Unit [Line Items]
General Partners Units, outstanding (in shares)	1,257,408		1,257,408			1,257,408	1,257,408	1,065,225
Sale of units			104,082	88,101	797,492
Repurchase of units	0